Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Financing Receivables
Schedule of financing receivables, net of allowances for credit losses, including residual values
($ in millions)

At December 31:	2014	2013
Current
Net investment in sales-type and direct financing leases	$3,781	$4,004
Commercial financing receivables	8,423	8,541
Client loan and installment payment receivables (loans)	7,631	7,243
Total	$19,835	$19,787
Noncurrent
Net investment in sales-type and direct financing leases	$4,449	$5,700
Client loan and installment payment receivables (loans)	6,660	7,055
Total	$11,109	$12,755

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2014:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,702	$1,943	$7,645
Loan receivables	10,049	4,639	14,687
Ending balance	$15,751	$6,581	$22,332
Collectively evaluated for impairment	$15,665	$6,156	$21,812
Individually evaluated for impairment	$86	$425	$511
Allowance for credit losses:
Beginning balance at January 1, 2014
Lease receivables	$42	$80	$123
Loan receivables	95	147	242
Total	$137	$228	$365
Write-offs	(18)	(6)	(24)
Provision	3	240	243
Other	(12)	(11)	(23)
Ending balance at December 31, 2014	$111	$450	$561
Lease receivables	$32	$133	$165
Loan receivables	$79	$317	$396
Collectively evaluated for impairment	$42	$39	$81
Individually evaluated for impairment	$69	$411	$480

($ in millions)

	Major	Growth
At December 31, 2013:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,796	$2,200	$8,996
Loan receivables	10,529	4,012	14,542
Ending balance	$17,325	$6,212	$23,537
Collectively evaluated for impairment	$17,206	$6,013	$23,219
Individually evaluated for impairment	$119	$199	$318
Allowance for credit losses:
Beginning balance at January 1, 2013
Lease receivables	$59	$55	$114
Loan receivables	121	84	204
Total	$180	$138	$318
Write-offs	(23)	(10)	(33)
Provision	(21)	105	84
Other	1	(6)	(5)
Ending balance at December 31, 2013	$137	$228	$365
Lease receivables	$42	$80	$123
Loan receivables	$95	$147	$242
Collectively evaluated for impairment	$45	$48	$93
Individually evaluated for impairment	$93	$179	$272

Schedule of recorded investment in financing receivables which are on Non-Accrual Status

($ in millions)

At December 31:	2014	2013
Major markets	$13	$25
Growth markets	40	34
Total lease receivables	$53	$59
Major markets	$27	$40
Growth markets	151	92
Total loan receivables	$178	$132
Total receivables	$231	$191

Schedule of impaired client loan receivables
($ in millions)

	Recorded	Related
At December 31, 2014:	Investment	Allowance
Major markets	$54	$47
Growth markets	299	293
Total	$353	$340

($ in millions)

	Recorded	Related
At December 31, 2013:	Investment	Allowance
Major markets	$79	$67
Growth markets	122	116
Total	$201	$183

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2014:	Investment	Recognized	Cash Basis
Major markets	$68	$0	$-
Growth markets	208	0	-
Total	$276	$0	$-

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2013:	Investment	Recognized	Cash Basis
Major markets	$76	$0	$0
Growth markets	97	0	0
Total	$173	$0	$0

Schedule of gross recorded investment by credit quality indicator
Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
AAA – AA-	$563	$46
A+ – A-	1,384	178
BBB+ – BBB-	1,704	900
BB+ – BB	1,154	272
BB- – B+	470	286
B – B-	372	176
CCC+ – D	55	85
Total	$5,702	$1,943

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
AAA – AA-	$993	$110
A+ – A-	2,438	425
BBB+ – BBB-	3,003	2,148
BB+ – BB	2,034	649
BB- – B+	827	683
B – B-	655	420
CCC+ – D	98	203
Total	$10,049	$4,639

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$743	$68
A+ – A-	1,513	168
BBB+ – BBB-	2,111	957
BB+ – BB	1,393	350
BB- – B+	595	368
B – B-	365	214
CCC+ – D	76	74
Total	$6,796	$2,200

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – A-	$1,151	$125
A+ – A-	2,344	307
BBB+ – BBB-	3,271	1,745
BB+ – BB	2,158	638
BB- – B+	922	672
B – B-	565	391
CCC+ – D	118	134
Total	$10,529	$4,012

Schedule of past due financing receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2014:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$5,696	$5,702	$6
Growth markets	32	1,911	1,943	14
Total lease receivables	$38	$7,607	$7,645	$20
Major markets	$9	$10,040	$10,049	$9
Growth markets	35	4,603	4,639	18
Total loan receivables	$44	$14,643	$14,687	$27
Total	$82	$22,250	$22,332	$47

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2013:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$6,789	$6,796	$5
Growth markets	19	2,181	2,200	11
Total lease receivables	$25	$8,970	$8,996	$16
Major markets	$9	$10,520	$10,529	$6
Growth markets	34	3,979	4,012	18
Total loan receivables	$43	$14,499	$14,542	$25
Total	$68	$23,469	$23,537	$41

* Does not include accounts that are fully reserved.